Investment Objectives and Goals - VanEck Communication Services TruSector ETF	Aug. 20, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Communication Services TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Communication Services TruSector ETF (the “Fund”) is long-term capital appreciation.